Intangible Assets - Amortization of Acquired Intangible Assets and Liabilities (Details)	Dec. 31, 2014 USD ($)
Finite-Lived Intangible Assets
Finite-Lived Intangible Assets, Net, Amortization Expense
2015	$ 2,477,030
2016	2,323,171
2017	2,288,309
2018	1,695,727
2019	1,215,964
Thereafter	422,023
Finite-Live Intangible Liabilities
Finite-Lived Intangible Assets, Net, Amortization Expense
2015	139,410
2016	127,154
2017	119,285
2018	42,225
2019	5,436
Thereafter	$ 4,531